Investment in Cauchari-Olaroz Project - Additional Information (Details) $ in Thousands							12 Months Ended
	Dec. 31, 2021 USD ($) yr shares	Jul. 26, 2021 USD ($) mo shares	Jul. 26, 2021 CAD ($)	Aug. 27, 2020 USD ($)	Sep. 11, 2018 USD ($)	Dec. 31, 2012	Dec. 31, 2021 USD ($) yr shares	Dec. 31, 2020 USD ($) shares	Jan. 01, 2022 USD ($)	Nov. 24, 2021 USD ($) shares	Nov. 24, 2021 CAD ($) shares	Apr. 04, 2021	Dec. 31, 2019 USD ($)
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Share of loss of arena minerals							$ (342,000)	$ 0
Gain on fair value of investments							0	288,000
Ownership interest in joint operation	44.80%
Trade and other non-current receivables	$ 6,231,000						6,231,000
Loss on JEMSE Transaction							$ (4,712,000)
Rate of interest		10.00%
Number of shares issued | shares	258,000						258,000	224,000
Loans to Exar Capital	$ 70,856,000						$ 70,856,000	$ 34,562,000					$ 37,959,000
Repayments of loans owed							205,000,000	0
Bottom of Range | Shareholder Agreement [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Percentage of share in project production basis	49.00%
Percentage of share in construction costs pro rata basis	49.00%
Top of Range | Shareholder Agreement [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Percentage of share in project production basis	51.00%
Percentage of share in construction costs pro rata basis	51.00%
Equity Accounting Investments
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Loans to Exar Capital								34,562,000
After 2020 Cauchari Transaction | Equity Accounting Investments
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Repayments of loans owed								40,000,000
JEMSE Arrangement
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Reimbursement of share of equity financing as consideration							$ 23,496,000
Payment start period							5 years
Discount rate							10.00%
Amortization of discount for the receivable							$ 431,000
Trade and other non-current receivables	$ 5,800,000						5,800,000
Loss on JEMSE Transaction							$ 4,712,000
Ownership interest in joint operation							49.00%
Minera Exar S.A.
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Percentage of Fact and Basis for Preparation of Financial Statements When not Going Concern basis	100.00%						100.00%
Annual royalty due							$ 200,000
Royalty expiration description							royalty due annually in May and expiring in 2041
Annual fees due in 2022							$ 257,000
Annual fees due in between 2023 and 2061							443,000
Commitments related to construction contracts	$ 2,875,000						$ 2,875,000
One time payment in exchange of first 20 years of net profit interest					$ 7,000,000
One time payment in exchange of next 20 years of net profit interest					7,000,000
Minera Exar S.A. | Grupo Minero Los Boros
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Description of terms of option agreement							Under the terms of the Option Agreement, Minera Exar paid $100 upon signing and exercised the purchase option for total consideration of $12,000 to be paid in sixty quarterly installments of $200. The first installment payment became due and was paid on the third anniversary of the purchase option exercise date, being September 11, 2021. Minera Exar paid the subsequent quarterly installments on time. As security for the transfer of title of the mining properties, Los Boros granted to Minera Exar a mortgage over the mining properties for $12,000. In addition, in accordance with the Option Agreement, on November 27, 2018, Minera Exar paid Los Boros a $300 royalty which was due within 10 days of the start date of construction of the commercial plant.
Payment for purchase option					100,000
Total consideration on right to exercise purchase option					12,000,000
Consideration payments in quarterly installments					200,000
Borrowings of joint venture					12,000,000
Royalty payment upon the exercises the purchase option					$ 300,000
Royalty payment description					within 10 days of the start date of construction of the commercial plant
Net operating interest of exercises the purchase option					3.00%
Net operation interest payable description					within 10 business days after calendar year end, in Argentinian pesos, for a period of 40 years.
Minera Exar S.A. | 2020 Cauchari Transaction
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Proceeds from issue of ordinary shares				$ 16,327,000
Minera Exar S.A. | After 2020 Cauchari Transaction | Event After The Reporting Period [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Additional loans received from third party									$ 40,000
Minera Exar S.A. | After 2020 Cauchari Transaction | Loan Secured By Letter Of Credit [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Loan received from a third party to fund construction	$ 10,000						$ 10,000
Minera Exar S.A. | JEMSE Arrangement
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Percentage of equity interest acquired												8.50%
Rights granted to acquire equity interest in joint venture, percentage						8.50%
Minera Exar S.A. | JEMSE Arrangement | Lithium americas corp
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Percentage of equity interest acquired												4.20%
Minera Exar S.A. | JEMSE Arrangement | Equity Accounting Investments
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Ownership interest in joint operation	8.50%
Minera Exar S.A. | Ganfeng | Equity Accounting Investments
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Ownership interest in joint operation	46.70%
Minera Exar S.A. | Ganfeng | JEMSE Arrangement
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Percentage of equity interest acquired												4.30%
Exar Capital B.V.
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Ownership interest in joint operation							37.50%
Ownership interest in joint operation							51.00%
Proceeds from issue of ordinary shares							$ 689,000
Percentage of Fact and Basis for Preparation of Financial Statements When not Going Concern basis	100.00%						100.00%
Loans to Exar Capital	$ 40,000,000						$ 40,000,000
Repayments of loans owed							$ 40,000,000
Exar Capital B.V. | Bottom of Range
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Percentage of Minority interest retained							49.00%
Exar Capital B.V. | Top of Range
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Percentage of Minority interest retained							51.00%
Exar Capital B.V. | 2020 Cauchari Transaction
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Loans to Exar Capital	60,270,000						$ 60,270,000
Non-interest bearing loan							62,730,000
Arena Minerals
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Acquisition date ,investment value		$ 3,411,000
Acquisition date ,Warrants value		$ 1,383,000
Share of loss of arena minerals							342,000
Investment balance amount	13,033,000						13,033,000
Estimated fair value of warrants	$ 7,558,000						$ 7,558,000
Common shares acquired | shares		42,857
ShortTerm Bank Deposits For A Period | mo		24
Rate of interest		7.50%
Aggregate Consideration										$ 9,964,000	$ 12,632
Share purchase warrants | shares		21,429
Common Shares Acquired In Percentage										23369.00%	23369.00%
Common share,per share value | shares										540	540
Number of shares issued | shares	17.4						17.4
Number of shares outstanding | shares	17.4						17.4
Total consideration on right to exercise purchase option		$ 4,794,000	$ 6,000
Arena Minerals | Finance and other income
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Gain on fair value of investments							$ 6,282,000
Arena Minerals | Historical volatility for shares, measurement input
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Fair value of warrants, inputs	202						202
Arena Minerals | Interest rate, measurement input
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Fair value of warrants, inputs	0.91						0.91
Arena Minerals | Expected dividend measurement input
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Fair value of warrants, inputs	0						0
Arena Minerals | Expected life measurement input
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Fair value of warrants, inputs | yr	2						2
Arena Minerals | Bottom of Range
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Common Shares Acquired In Percentage		0.25%
Cauchari-Olaroz
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Share of loss of arena minerals							$ 25,731,000	6,313,000
Investment balance amount	$ 156,281,000						156,281,000	$ 131,394,000
Cauchari-Olaroz | 2020 Cauchari Transaction
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Ownership interest in joint operation				50.00%
Cauchari-Olaroz | Minera Exar S.A. | JEMSE Arrangement
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Reimbursement of share of equity financing as consideration							$ 23,496,000
Percentage of pro rata share							8.50%